Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Financial assets
Interest-bearing deposits with banks	$ 108,011	$ 79,638
Securities
Trading	148,205	139,240
Investment, net of applicable allowance	170,018	145,484
Securities	318,223	284,724
Assets purchased under reverse repurchase agreements and securities borrowed	317,845	307,903
Loans, net of applicable allowance
Loans, net	819,965	717,575
Other
Derivatives	154,439	95,541
Deposits
Personal	404,932	362,488
Business and government	759,870	696,353
Bank	44,012	41,990
Deposits	1,208,814	1,100,831
Other
Obligations related to securities sold short	35,511	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	273,947	262,201
Derivatives	153,491	91,439
Subordinated debentures	10,025	9,593
Financial assets classified as FVTPL [member]
Securities
Trading	138,507	125,801
Securities	138,507	125,801
Assets purchased under reverse repurchase agreements and securities borrowed	264,665	265,011
Loans, net of applicable allowance
Retail	73
Wholesale	6,914	8,428
Loans, net	6,987	8,428
Other
Derivatives	154,439	95,541
Other assets	3,377	4,109
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	84,468	56,896
Securities
Trading	9,698	13,439
Securities	9,698	13,439
Loans, net of applicable allowance
Retail	375	241
Wholesale	3,222	2,769
Loans, net	3,597	3,010
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	92,063	77,802
Securities	92,063	77,802
Loans, net of applicable allowance
Retail	218	327
Wholesale	563	813
Loans, net	781	1,140
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	828	533
Securities	828	533
Financial liabilities classified as FVTPL [member]
Deposits
Personal	298	321
Business and government	447	739
Deposits	745	1,060
Other
Obligations related to securities sold short	35,511	37,841
Derivatives	153,491	91,439
Other liabilities	(360)	654
Financial liabilities designated as FVTPL [member]
Deposits
Personal	21,959	18,328
Business and government	152,119	131,630
Bank	7,196	17,251
Deposits	181,274	167,209
Other
Obligations related to assets sold under repurchase agreements and securities loaned	248,835	236,147
Other liabilities	69	171
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	23,543	22,742
Securities
Investment, net of applicable allowance	70,073	66,823
Securities	70,073	66,823
Assets purchased under reverse repurchase agreements and securities borrowed	53,180	42,892
Loans, net of applicable allowance
Retail	521,428	502,277
Wholesale	253,816	204,683
Loans, net	775,244	706,960
Other
Other assets	73,084	58,483
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	380,396	344,040
Business and government	605,102	565,106
Bank	36,758	24,743
Deposits	1,022,256	933,889
Other
Obligations related to assets sold under repurchase agreements and securities loaned	25,112	26,054
Other liabilities	90,160	64,749
Subordinated debentures	9,668	9,601
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	108,011	79,638
Securities
Trading	148,205	139,240
Investment, net of applicable allowance	170,018	145,484
Securities	318,223	284,724
Assets purchased under reverse repurchase agreements and securities borrowed	317,845	307,903
Loans, net of applicable allowance
Retail	547,433	501,189
Wholesale	272,532	216,386
Loans, net	819,965	717,575
Other
Derivatives	154,439	95,541
Other assets	76,461	62,592
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	23,543	22,742
Securities
Investment, net of applicable allowance	77,127	67,149
Securities	77,127	67,149
Assets purchased under reverse repurchase agreements and securities borrowed	53,180	42,892
Loans, net of applicable allowance
Retail	546,767	500,621
Wholesale	261,833	204,376
Loans, net	808,600	704,997
Other
Other assets	73,084	58,483
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	108,011	79,638
Securities
Trading	148,205	139,240
Investment, net of applicable allowance	162,964	145,158
Securities	311,169	284,398
Assets purchased under reverse repurchase agreements and securities borrowed	317,845	307,903
Loans, net of applicable allowance
Retail	522,094	502,845
Wholesale	264,515	216,693
Loans, net	786,609	719,538
Other
Derivatives	154,439	95,541
Other assets	76,461	62,592
Financial liabilities at carrying amount [member]
Deposits
Personal	404,932	362,488
Business and government	759,870	696,353
Bank	44,012	41,990
Deposits	1,208,814	1,100,831
Other
Obligations related to securities sold short	35,511	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	273,947	262,201
Derivatives	153,491	91,439
Other liabilities	90,057	65,571
Subordinated debentures	10,025	9,593
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	382,675	343,839
Business and government	607,304	563,984
Bank	36,816	24,739
Deposits	1,026,795	932,562
Other
Obligations related to assets sold under repurchase agreements and securities loaned	25,112	26,054
Other liabilities	90,348	64,746
Subordinated debentures	10,025	9,593
Financial liabilities at fair value [member]
Deposits
Personal	402,653	362,689
Business and government	757,668	697,475
Bank	43,954	41,994
Deposits	1,204,275	1,102,158
Other
Obligations related to securities sold short	35,511	37,841
Obligations related to assets sold under repurchase agreements and securities loaned	273,947	262,201
Derivatives	153,491	91,439
Other liabilities	89,869	65,574
Subordinated debentures	$ 9,668	$ 9,601